Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Summary of Reconciliation of Goodwill	The reconciliation of this carrying amount at the beginning and end of the reporting period is presented below:

(in thousands)	Goodwill
As of January 1, 2020	€2,978
Acquisition of subsidiaries and businesses	57,469
Currency differences	(6,750)
As of December 31, 2020	€53,697

Lipocalyx GmbH
Disclosure Of Business Combinations [Line Items]
Summary of Fair Values of Identifiable Net Assets

The final fair values of the identifiable net assets of Lipocalyx as at the date of acquisition were:

Fair value recognized on acquisition
(in thousands)	Lipocalyx GmbH
Assets
Goodwill	€896
Other intangible assets	5,978
Property, plant and equipment	75
Inventories	139
Total identifiable net assets at fair value	€7,088

Consideration
Cash paid	€6,516
Contingent consideration liability	572
Total consideration	€7,088

BioNTech US Inc.
Disclosure Of Business Combinations [Line Items]
Summary of Fair Values of Identifiable Net Assets

The fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech US Inc. as at the date of acquisition were as follows:

Fair value recognized on acquisition
(in thousands)	BioNTech US Inc.
Assets
Intangible assets	€29,867
Property, plant and equipment	5,617
Right-of-use assets	6,896
Other assets non-current and current	2,704
Cash and cash equivalents	7,749
Total assets	€52,833

Liabilities
Trade payables	1,723
Other liabilities non-current and current	17,793
Total liabilities	€19,516

Total identifiable net assets at fair value	€33,317

Goodwill from the acquisition	56,573
Consideration transferred	€89,890

Consideration
Shares issued, at fair value	89,548
Cash paid	342
Total consideration	€89,890

BioNTech Manufacturing Marburg GmbH
Disclosure Of Business Combinations [Line Items]
Summary of Fair Values of Identifiable Net Assets

The fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech Manufacturing Marburg GmbH, or BioNTech Marburg, as at the date of acquisition were as follows:

Fair value recognized on acquisition
(in thousands)	BioNTech Manufacturing Marburg GmbH
Assets
Property, plant and equipment	79,828
Right-of-use assets	28,514
Inventories	2,466
Other assets non-current and current	4,343
Cash and cash equivalents	16,319
Total assets	€131,470

Liabilities
Provisions non-current and current	5,127
Trade payables	8,105
Other liabilities non-current and current	33,383
Total liabilities	€46,615

Total identifiable net assets at fair value	€84,855

Bargain purchase	(7,002)
Consideration transferred	€77,853

Consideration
Cash paid	77,853
Total consideration	€77,853